SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net and Long-term investment, Impairment of long-lived assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-term investments	$ 2,466,065	$ 0	$ 128,204
Impairment of long-term investments	0	0	128,204
Impairment of property and equipment	0	0	0
Impairment of intangible assets	$ 0	$ 0	$ 0
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years
Copyrights | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Copyrights | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years